Commitments and Contingencies	12 Months Ended
Jun. 30, 2025
Commitments and Contingencies [Abstract]
Commitments and contingencies

Note 17 – Commitments and contingencies

Contingencies

From time to time, the Company is a party to various legal actions arising in the ordinary course of business. The Company accrues costs associated with these matters when they become probable and the amount can be reasonably estimated. Legal costs incurred in connection with loss contingencies are expensed as incurred. The Company’s management does not expect any liability from the disposition of such claims and litigation individually or in the aggregate would have a material adverse impact on the Company’s consolidated financial position, results of operations and cash flows.

Settlement Agreement

FT Global Capital Inc. (“FTGC”) held a default judgment against the Company in the matter of FT Global Capital, Inc. v. Color Star Technology Co. Ltd., Index No. 651370/2025, Supreme Court of the State of New York, County of New York. FTGC claimed that it was entitled, as the Company’s exclusive placement agent, to receive certain cash and warrants placement agent fees in connection with any public or private offerings, or financing or capital-raising transactions, for a period of twelve months following the execution of Exclusive Placement Agent Agreement, dated September 7, 2024, between the Company and FTGC, and for another twelve-month period following the expiration of the Exclusive Placement Agent Agreement (“Tail Provisions”).

FTGC asserted its entitlement to i) $650,000 cash fee and warrants to purchase 4,936 shares in connection with the January 2025 financing, ii) $448,840 cash fee and warrants to purchase 22,900 shares in connection with the August 2025 financing, and iii) $60,000 in attorney fees and expenses.

On September 22, 2025 (“Effective Date”), the Company and FTGC entered into a settlement agreement (“Settlement Agreement”), pursuant to which the Company and FTGC agreed to resolve their differences and settle their dispute regarding the cash and warrants placement agent fees claimed by FTGC. Under the Settlement Agreement, both parties agreed to settle these claims through i) a cash payment of $450,000 (“First Cash Payment”), and ii) the issuance of 14,320 of the Company’s Class A ordinary shares (“Share Issuance”), subject to the Court granting an order authorizing issuance of the securities subject of this paragraph after a hearing pursuant to Section 3(a)(10) of the Securities Act, 15 U.S.C. §77c(a)(10) (the “Section 3(a)(10) Order”).

In the event that the Court does not grant the Section 3(a)(10) Order, the Company shall instead pay FTGC a cash amount of $600,000. In addition, if, at the time of the Share Issuance, the Company’s closing stock price per share (measured as of the trading day immediately prior to the issuance date) is less than $1.36 per share, the Company shall pay FTGC an additional cash amount equal to ($1.36 – such closing price) × the number of shares issued to FTGC (the “True-up Cash Payment”).

The Settlement Agreement shall not be deemed effective until FTGC has received the First Cash Payment and the Share Issuance has been completed. As the date of this report, the Company has not made the First Cash Payment nor completed the Share Issuance. As of June 30, 2025, the Company accrued a payables balance of $642,291 in connection with the Settlements Agreement with FTGC’s claims in connection with the January 2025 financing.

On October 31, 2025, the Company and FTGC entered into an amendment to the Settlement Agreement (“Amendment”), pursuant to which both parties agreed that, upon the Company’s lump-sum payment of $950,000 to FTGC, i) the Settlement Agreement and the Amendment shall be deemed fully satisfied and terminated, ii) the Judgement shall be deemed fully satisfied, iii) FTGC shall withdraw and discharge all enforcement instruments or restraints issued in connection with the Judgment, and iv) FTGC shall cease all collection, enforcement, or restraint activity of any kind related to the Judgment or the Settlement Agreement. The release shall include any claims, defenses, or rights arising from or relating to (i) the Company’s financing occurred on or about October 9, 2025, and (ii) the 12-month period of the exclusive placement agent agreement shall remain unaffected and expressly preserved.

As of June 30, 2025, the Company had already recognized all amounts that were probable and estimable (the $642,291 that tied to the Settlement Agreement) in connection with the January 2025 financing and the remaining balance of $516,649 were estimated to be in connection with the August 2025 financing. In October 2025, the Company arose from new negotiations to settle for less with a total settlement balance of $950,000, which is less than the original estimated balance of $1,158,940. Management’s post-year-end decision to settle for less was not from facts existing as of June 30, 2025. It was a commercial settlement to end enforcement, avoid appeals, and cover legal fees for the Company’s October 2025 financing event. The new settlement amount for less did not exist or could not be reasonably estimated as of June 30, 2025. Therefore, the remaining unaccrued balance of $307,709 is a non-adjusting subsequent event under ASC 855-10-25-3, requiring disclosure but no adjustment to the June 30, 2025 accrued liabilities balance.